PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating(loss)/income
Sales and marketing expenses			¥ (570,122)	$ (82,660)	¥ (336,855)	¥ (462,112)
General and administrative expenses			(1,459,550)	(211,615)	(1,269,988)	(981,645)
Losses and expenses related to Fabricated Transactions and restructuring			(75,204)	(10,904)	(339,557)	(475,252)
Foreign exchange loss	¥ 1,331	¥ 3,337	10,661	1,546	12,441	(70,937)
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes			(6,381)	(925)
Gain from extinguishment of Series B Senior Secured Notes			124,139	17,998
Interest income			84,923	12,313	102,248	135,713
Other (expense)/income			60,680	8,798	(16,513)	(58,635)
Interest and financing expenses			(23,484)	(3,405)	(35,490)	(116,471)
Provision)/reversal for SEC settlement					1,146,474	(1,177,074)
Provision for equity litigants settlement			(279,967)	(40,591)	(155,314)	(1,226,119)
Net (loss)/income before income taxes			1,126,750	163,364	514,792	(6,240,791)
Income tax expense			(638,504)	(92,574)	63,861	637,801
Net (loss)/income attributable to the Company's ordinary shareholders			488,246	70,790	578,545	(5,589,105)
Net (loss)/income attributable to ordinary shareholders			488,246	70,790	578,545	(5,589,105)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	42,863	50,699	(69,552)	(10,084)	102,802	286,697
Total comprehensive (loss)/income			418,694	60,706	681,347	(5,302,408)
Foreign currency translation adjustments, tax	¥ 0	¥ 0			0	0	¥ 0
Parent Company | Reportable Legal Entities
Operating(loss)/income
General and administrative expenses			(39,773)	(5,766)	(85,567)	(109,119)
Losses and expenses related to Fabricated Transactions and restructuring			(69,233)	(10,038)	(246,410)	(332,814)
Foreign exchange loss			8,817	1,278	138
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes			(6,381)	(925)
Share of (losses)/income from subsidiaries and VIE			791,186	114,711	(40,522)	(2,661,076)
Gain from extinguishment of Series B Senior Secured Notes			124,139	17,998
Interest income			576	84	296	21,910
Other (expense)/income					4,784	(2,445)
Interest and financing expenses			(23,484)	(3,405)	(35,490)	(107,258)
Provision)/reversal for SEC settlement					1,146,474	(1,177,074)
Provision for equity litigants settlement			(279,967)	(40,591)	(155,314)	(1,226,119)
Net (loss)/income before income taxes			(488,246)	(70,790)	(578,545)	5,589,105
Net (loss)/income			(488,246)	(70,790)	(578,545)	5,589,105
Net (loss)/income attributable to the Company's ordinary shareholders			488,246	70,790	578,545	(5,589,105)
Net (loss)/income attributable to ordinary shareholders			488,246	70,790	578,545	(5,589,105)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil			(69,552)	(10,084)	102,802	286,697
Total comprehensive (loss)/income			418,694	$ 60,706	681,347	(5,302,408)
Other comprehensive (loss)/income, tax			0		0	0
Foreign currency translation adjustments, tax			¥ 0		¥ 0	¥ 0